Goodwill and Other Intangible Assets, net - Schedule of Annual Amortization Expense (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2026		$ 47,869
2027		25,280
2028		25,044
2029		24,250
2030		22,834
Thereafter		191,994
Other intangible assets, net	$ 311,997	$ 337,271	$ 395,947